REVENUE (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 24,703,260	$ 16,229,954
CHINA
Revenues	14,408,350	11,339,341
TAIWAN
Revenues	7,307,742	2,699,665
SINGAPORE
Revenues	2,138,880	1,292,507
Americas [Member]
Revenues	422,339	341,958
Others [Member]
Revenues	$ 425,949	$ 556,483